Share premium (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Decrease in share premium to cope with capital increase				€ 361
Transfer of share premium to legal reserve				72
Decrease in equity other than comprehensive income		€ 7,572	€ 3,702	1,835
Transfers between equity items		0	0	0
To dividends	€ 0	2,348	1,961	826
Decrease in net issue premium		1,433
Redemption of treasury shares, purchase value		1,706
Redemption of treasury shares, par value		273
Share premium
Disclosure of classes of share capital [line items]
Decrease in equity other than comprehensive income		€ 1,706	4,034	433
Transfers between equity items			3,557
To dividends			€ 477	€ 361